Inventory (Schedule of Inventories) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Handsets	₪ 53	₪ 42
Accessories	9	10
Spare parts	8	12
Inventory	₪ 70	₪ 64